SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of translation of amount at exchange rates

Translation of amounts from RMB into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts as of:

September 30, 2024	RMB 7.0074 to $1
September 30, 2023	RMB 7.1798 to $1

Statement of operations and cash flow items for the years ended:

September 30, 2024	RMB 7.1187 to $1
September 30, 2023	RMB 7.0329 to $1

Schedule of estimated lives of property, plant and equipment	The Company depreciates property, plant, and equipment using the straight-line method over their estimated useful lives of the assets with no residual value as follow:
Office equipment	3 years

D T Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF NET INCOME PER SHARE

The net income (loss) per share presented in the unaudited statement of operations is based on the following:

	For the nine months ended September 30, 2024	For the nine months ended September 30, 2023
Net income (loss)	$1,633,003	$(5,257)

	For the three months ended September 30, 2024	For the three months ended September 30, 2023
Net income (loss)	$760,262	$(5,000)

	For the Nine Months Ended		For the Nine Months Ended
	September 30, 2024		September 30, 2023
	Redeemable Ordinary Share	Non-Redeemable Ordinary Share	Redeemable. Ordinary Share	Non-Redeemable Ordinary Share
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net income (loss) including carrying value to redemption value	$1,200,429	$432,574	$-	$(5,257)
Allocation of net income (loss)	$1,200,429	$432,574	$-	$(5,257)
Denominators:
Weighted-average shares outstanding	5,540,146	1,996,387	-	1,500,000
Basic and diluted net income (loss) per share	$0.22	$0.22	$-	$(0.00)

	For the Three Months Ended		For the Three Months Ended
	September 30, 2024		September 30, 2023
	Redeemable Ordinary Share	Non-Redeemable Ordinary Share	Redeemable Ordinary Share	Non-Redeemable Ordinary Share
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net income (loss) including carrying value to redemption value	$585,274	$174,988	$-	$(5,000)
Allocation of net income (loss)	$585,274	$174,988	$-	$(5,000)
Denominators:
Weighted-average shares outstanding	6,900,000	2,063,000	-	1,500,000
Basic and diluted net income (loss) per share	$0.08	$0.08	$-	$(0.00)